Notes to the Consolidated Statements of Cash Flows	12 Months Ended
Dec. 31, 2024
Notes to the Consolidated Statements of Cash Flows [Abstract]
NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS
28.	NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS

(a)	Major non-cash transactions

Save as disclosed elsewhere in these consolidated financial statements, the following non-cash transactions were recorded.

During the year ended December 31, 2023 and 2024, certain other receivables of US$388,972 and US$13,034, respectively, were settled through the current accounts with AMTD Group under the agreements between respective independent third parties, the Group and AMTD Group.

During the year ended December 31, 2023, the Group repurchased 4,773,270 Class B ordinary shares from AMTD Group amounting to US$40,000. The consideration was settled through the current accounts with AMTD Group.

During the year ended December 31, 2024, the Company issued 12,157,782 Class A ordinary shares amounting to US$20,000, and AMTD Digital issued 32,682,046 Class A ordinary shares amounting to US$262,238 to third parties with the consideration settled through the intercompany account with AMTD Group in accordance with the central treasury management policy.